Other Current Assets and Accrued Income - Additional Information (Details) SFr in Thousands, kr in Millions		12 Months Ended
	Mar. 11, 2020 ISK (kr)	Dec. 31, 2022 CHF (SFr)
Disclosure - Other Current Assets and Accrued Income - Additional Information (Details) [Line Items]
Capitalized transaction costs | SFr		SFr 570
Outsourced Expenses	kr 200
Bottom of Range
Disclosure - Other Current Assets and Accrued Income - Additional Information (Details) [Line Items]
Percentage Of Possible Tax	20
Eligible Costs	kr 900
Top of Range
Disclosure - Other Current Assets and Accrued Income - Additional Information (Details) [Line Items]
Percentage Of Possible Tax	35
Eligible Costs	kr 1,100